ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Disclosure of Long Lived Assets Held-for-sale
A rollforward of assets held-for-sale for the years ended December 31, 2024 and December 31, 2023 in the consolidated balance sheets was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$645
Additions	11,315
Other	(150)
Sales	(9,978)
Balance as of December 31, 2023	1,832
Additions	671
Sales	(1,069)
Other	(15)
Balance as of December 31, 2024	$1,419

Disclosure of Long Lived Assets Actively Marketed
A rollforward of actively marketed property for the years ended December 31, 2024 and December 31, 2023 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$31,007
Land sales	(17,226)
Balance as of December 31, 2023	13,781
Land additions from property, plant and equipment	31,997
Balance as of December 31, 2024	$45,778